                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-85415

                         Supplement dated June 11, 2003
                    to the Prospectus dated September 1, 2002
               as amended and supplemented through October 1, 2002

                                       of

                              CIF CORE EQUITY FUND
                            CIF SMALL CAP GROWTH FUND
                            CIF SMALL CAP VALUE FUND
                          CIF INTERNATIONAL EQUITY FUND

                                  Funds of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                 (THE "COMPANY")
                               15 OLD DANBURY ROAD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

                               ------------------

CIF CORE EQUITY FUND

         The Prospectus is hereby amended and supplemented to reflect changes in portfolio management of the CIF Core Equity Fund. At the meeting of the Board of Directors held on May 28, 2003, based on the recommendation of Commonfund Asset Management Company, Inc. (the "Investment Manager"), the Board approved the termination of the Company's investment sub-advisory agreements with Advanced Investment Technology, Inc. ("AIT"), Iridian Asset Management, LLC ("Iridian"), and SSgA Funds Management, Inc., as they relate to the CIF Core Equity Fund. At a subsequent meeting on June 9, 2003, the Board approved Artisan Partners Limited Partnership and Martingale Asset Management, L.P. as new sub-advisers for the Fund. Accordingly, the second paragraph under the section entitled "Principal Investment Strategy" on page 3 is hereby deleted and replaced with the following:

         The Fund seeks to achieve its investment objective by taking advantage of the stock selection expertise, primarily within the large cap sector, of its Sub-Advisers. The Fund uses a multi-manager approach, relying on one or more Sub-Advisers who select stocks using quantitative and bottom-up fundamental analysis. The Investment Manager actively manages the allocation of assets among the Sub-Advisers based on the market environment and an assessment of each Sub-Adviser's investment portfolio and its characteristics. The Fund may use derivative instruments for both hedging and non-hedging purposes.

         The fourth paragraph under the section entitled "Principal Investment Strategy" on page 3 is hereby deleted and replaced with the following:

         The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the assets on a day-to-day basis, subject to oversight by the Investment Manager. Artisan Partners Limited Partnership ("Artisan"), John A. Levin & Co., Inc. ("John A. Levin"), Marsico Capital Management, LLC ("Marsico Capital"), and Martingale Asset Management, L.P. ("Martingale") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. Artisan employs a bottom-up process to identify companies that possess three key investment criteria: franchise characteristics, attractive valuations and accelerating profit cycles. John A. Levin invests in the stocks of large capitalization companies based on fundamental analysis with attention to defensive factors designed to provide protection in value driven environments. Marsico Capital employs a growth strategy designed to succeed in growth driven environments. Martingale employs a quantitative stock selection model designed to exploit persistent inefficiencies in the market. Martingale uses systematic portfolio construction to minimize unintended biases in the portfolio to allow stock specific risk to be the largest component of active risk while industry, beta (a stock's relative volatility), capitalization and sector weights closely mirror those of the overall benchmark.

         In addition, the first, second, third, fourth, ninth and tenth paragraphs on page 21, are hereby deleted and replaced with the following:

          o Artisan Partners Limited Partnership ("Artisan"), located at 1000 North Water Street, Suite 1770, Milwaukee, WI 53202, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1995, Artisan had approximately $19.4 billion in assets under management as of March 31, 2003.

               Andrew C. Stephens and James D. Hamel serve as Portfolio Manager and Co-Portfolio Manager, respectively, to the CIF Core Equity Fund. Mr. Stephens, a Managing Director, has been with Artisan since 1997 and has over 10 years of investment experience. Mr. Hamel, an Analyst, has been with Artisan since 1997 and has over 10 years experience in the investment business.

          o Martingale Asset Management, L.P. ("Martingale"), located at 222 Berkeley Street, Boston MA 02116, provides investment advisory services to corporations, registered investment companies and institutions. Established in 1987, Martingale had approximately $1.1 billion in asset under management as of March 31, 2003.

               An investment team headed by William E. Jacques provides investment advice for the CIF Core Equity Fund. Mr. Jacques has been with Martingale since its organization in 1987 and has over 25 years of investment experience.

                                     ******

CIF INTERNATIONAL EQUITY FUND

         The prospectus is being amended and supplemented to reflect a change in the benchmark index used by the CIF International Equity Fund to measure Fund Performance. In the past, the Fund has used the MSCI EAFE (Europe, Australasia, Far East) Index as its benchmark. At the meeting of the Board of Directors held on June 9, 2003, and based on the recommendation of the Investment Manager, the Board determined that the MSCI World Ex-US Index would be a more appropriate index against which to measure Fund performance. Accordingly, the first paragraph under the "Principal Investment Strategy" section on page 15 of the prospectus is hereby deleted and replaced with the following:

         The CIF International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund generally invests in equity securities of non-U.S. issuers represented in the MSCI World Ex-US Index, which is the benchmark index for the Fund. The Fund also may invest up to 10 percent of its assets in equity securities of issuers located in emerging markets. The Fund may use derivative instruments for both hedging and non-hedging purposes.

         In addition, the "Average Annual Total Return" table on page 17 of the prospectus is hereby deleted and replaced with the following:

         FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                            1 YEAR       SINCE INCEPTION (1/2/01)
         CIF International Equity Fund
           Before taxes on distributions                   -13.37%               -15.79%
           After taxes on distributions*                   -13.94%               -16.30%
           After taxes on distributions and sale of         -8.13%               -12.59%
           shares*
         MSCI World Ex-US Index **+                        -15.80%               -18.65%
         MSCI EAFE Index**+                                -15.94%               -18.74%

* After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. AFTER-TAX RETURNS DO NOT APPLY TO NON-TAXABLE INVESTORS OR SHARES HELD IN AN IRA, 401(K) OR OTHER TAX-DEFERRED ACCOUNT.

** An index is a hypothetical measure of performance based on the ups and downs of securities that make up a particular market. An index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the index's performance. The MSCI World Ex-US Index is an unmanaged market capitalization-weighted equity index comprising the entire developed world less the United States. The designation of a country as developed arises primarily as a measurement of GDP per capita. There are 21 countries within this index. The MSCI EAFE Index is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices.

***  The inception date for the Index return is 12/31/00.

+ The Fund has changed its index from the MSCI EAFE Index to the MSCI World Ex-US Index because the MSCI World Ex-US Index is more representative of the type of securities in which the Fund invests.

                                     ******

CIF SMALL CAP GROWTH FUND AND CIF SMALL CAP VALUE FUND

         The prospectus is being amended to notify shareholders of the termination and liquidation of the CIF Small Cap Growth Fund and CIF Small Cap Value Fund (each a "Fund" and together, the "Funds"). At the quarterly meeting of the Board of Directors held on June 9, 2003, the Board unanimously voted to close and liquidate the Funds no later than August 31, 2003.

         Until June 30, 2003, the Funds will continue to operate according to the investment goals and principal investment strategies as currently described in the prospectus. On June 30, 2003, the CIF Small Cap Growth Fund will terminate its investment sub-advisory agreements with Constitution Research & Management, Inc. and Veredus Asset Management, LLC, and the CIF Small Cap Value Fund will terminate its investment sub-advisory agreements with High Rock Capital LLC and Skyline Asset Management, L.P. SSgA Funds Management, Inc. ("SSgA") and Artisan Partners Limited Partnership will serve as investment sub-advisers to the CIF Small Cap Fund until its closing and liquidation. SSgA will serve as sole investment sub-adviser to the CIF Small Cap Value Fund until its closing and liquidation. Each Fund will be managed in an enhanced index investment style until the Funds cease operations and liquidate. Accordingly, effective July 1, 2003 the prospectus is amended as follows:

         The first and second paragraphs under the "Principal Investment Strategy" section on page 7 are hereby deleted and replaced with the following:

         The CIF Small Cap Growth Fund invests primarily in growth oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the Russell 2000 Growth Index, which is the benchmark index for the Fund. The Fund may use derivative instruments for both hedging and non-hedging purposes.

         The fourth paragraph under "Principal Investment Strategy" section on page 7 is hereby deleted and replaced with the following:

         The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. Artisan Partners Limited Partnership ("Artisan") and SSgA Funds Management, Inc. ("SSgA") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for its portion of the Fund based on its own investment style and strategy. Artisan manages a portion of the portfolio in which it seeks to invest in small growth companies that are well managed and whose stock prices do not reflect their intrinsic value. These companies also may be inadequately followed by institutional research analysts. SSgA manages a portion of the portfolio in a style that emphasizes individual stock selection, but seeks not to deviate substantially from the Fund's benchmark index with respect to style, sector and capitalization.

         The first and second paragraphs under the "Principal Investment Strategy" section on page 11 of the prospectus are hereby deleted and replaced with the following:

         The CIF Small Cap Value Fund invests primarily in value oriented equity securities of small U.S. companies. Generally these issuers will have market capitalizations in the range of companies in the Russell 2000 Value Index, which is the benchmark index for the Fund. The Fund may use derivative instruments for both hedging and non-hedging purposes.

         The fourth paragraph under "Principal Investment Strategy" is hereby deleted and replaced with the following:

         The Investment Manager allocates the Fund's assets among selected Sub-Advisers, who in turn manage the Fund's assets on a day-to-day basis, subject to oversight by the Investment Manager. SSgA Funds Management, Inc. ("SSgA") serves as Sub-Adviser to the Fund. SSgA manages the portfolio in a style that emphasizes individual stock selection, but seeks not to deviate substantially from the Fund's benchmark index with respect to style, sector and capitalization.

         The third, and fifth paragraphs under "Investment Manager" section on page 19 of the prospectus are hereby deleted and replaced with the following:

         LYN HUTTON, CFA, Chair of the Board; Chief Investment Officer, Commonfund Group. Ms. Hutton joined Commonfund in 2003. In this capacity, Ms. Hutton has oversight responsibility for all aspects of investment strategy, portfolio management, due diligence, and manager selection for all of the organization's investment funds, as well as non-investment products and services. She also chairs the Commonfund Group Investment Committee. Before joining the firm, she served as the Vice President and Chief Financial Officer of the John D. and Catherine
         T. MacArthur Foundation from June 1998. She was responsible for the financial administration of the Foundation and for management of the Foundation's $4.0 billion investment portfolio. In addition, Ms. Hutton was a corporate officer of the Foundation and a member of its senior management team. Prior to McArthur, Lyn served at Dartmouth College as Vice President and Treasurer, handling its investments and treasury, budgeting and planning, the controller's office, internal audit, administrative services, facilities operations and human resources. She has also been Senior Vice President, Administration and Treasurer for the University of Southern California. Ms. Hutton is a Chartered Financial Analyst and was a Certified Public Accountant (currently non-practicing), and a member of the Association for Investment Management and Research. She serves on several boards, and has been a Trustee for Commonfund, Commonfund Realty and Commonfund Capital. Ms. Hutton is an alumna of the University of Southern California and graduated with honors from the USC School of Business Administration.

         MICHAEL H. STRAUSS, Chief Economist and Chief Operating Officer of the Investment Manager. Mr. Strauss joined Commonfund in 1998. Michael has 20 years of institutional financial services and investment experience. Previously, he held positions as a chief economist and financial market strategist with Sanwa Securities, Yamaichi International (America) Inc., and UBS Securities. Michael received the Market News

         Forcaster Award as the most accurate "Wall Street" economist for 1997. He has been a speaker on CNN and CNBC and, over the years, has been quoted by Reuters, Dow Jones Capital Markets, The New York Times, The Wall Street Journal, and Barrons. Michael has been a faculty member at the National Association of College and University Business Officers (NACUBO) Treasury Conference. He has a B.S. degree with distinction from Cornell University and an M.B.A. with distinction from New York University.

         The fifth paragraph under the "Investment Manager" section on page 19 of the prospectus is hereby deleted.

         The first, second, third, fourth, ninth, tenth, thirteenth, fourteenth, seventeenth, eighteenth, nineteenth, twentieth, twenty-first and twenty second paragraphs under the "Investment Sub-Advisers and Portfolio Mangers" section beginning on page 21 of the prospectus are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         Supplement dated June 11, 2003
       to the Statement of Additional Information dated September 1, 2003 as amended and supplemented October 1, 2003

                                       of

                         CIF INFLATION-INDEXED BOND FUND
                             CIF SHORT DURATION FUND
                           CIF LOW DURATION BOND FUND
                             CIF CORE PLUS BOND FUND
                              CIF CORE EQUITY FUND
                            CIF SMALL CAP GROWTH FUND
                            CIF SMALL CAP VALUE FUND
                          CIF INTERNATIONAL EQUITY FUND

                                  Funds of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                 (THE "COMPANY")
                               15 OLD DANBURY ROAD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

                               ------------------

         The Statement of Additional Information (the "SAI") is hereby amended and supplemented to reflect changes in portfolio management of the CIF Core Equity Fund. At the meeting of the Board of Directors held on May 28, 2003, based on the recommendation of Commonfund Asset Management Company, Inc. (the "Investment Manager"), the Board approved the termination of the investment sub-advisory agreements with Advanced Investment Technology, Inc. ("AIT"), Iridian Asset Management, LLC ("Iridian") and SSgA Funds Management, Inc., as they relate to the CIF Core Equity Fund. At a subsequent meeting on June 9, 2003, the Board approved Artisan Partners Limited Partnership and Martingale Asset Management, L.P. as new sub-advisers for the Fund. Accordingly, the second paragraph in the section entitled "Investment Objectives and Policies" on page 8 is hereby deleted and replaced with the following:

         The Fund seeks to achieve its investment objective by taking advantage of the stock selection expertise, primarily within the large cap sector, of its Sub-Advisers. The Fund uses a multi-manager approach, relying on one or more Sub-Advisers who select stocks using quantitative and bottom-up fundamental analysis. The Investment Manager actively manages the allocation of assets among the Sub-Advisers based on the market environment and an assessment of each Sub-Adviser's investment portfolio and its characteristics. The Fund may use derivative instruments for both hedging and non-hedging purposes.

         The first and eighth paragraphs on page 32 of the SAI are hereby deleted. The second paragraph on page 32 is hereby deleted and replaced with the following:

         ARTISAN PARTNERS LIMITED PARTNERSHIP ("Artisan") acts as Sub-Adviser to the CIF Core Equity Fund and CIF Small Cap Growth Fund. Artisan is controlled by Artisan Investment Corporation, all of the voting stock of which is owned by Andrew A. Ziegler and Carlene M. Ziegler.

         The following paragraph is hereby added immediately preceding the last paragraph on page 32 of the SAI:

         MARTINGALE ASSET MANAGEMENT, L.P. ("Martingale") acts as Sub-Adviser to the CIF Core Equity Fund. Martingale is controlled by Martingale Asset Management Corporation.

         The third paragraph on page 33 of the SAI is hereby deleted and replaced with the following:

         SSGA FUNDS MANAGEMENT, INC. ("SSgA"), one of the State Street Global Advisors Companies, comprised of all of the advisory affiliates of State Street Corporation, acts as Sub-Adviser to the CIF Small Cap Growth Fund and CIF Small Cap Value Fund. SSgA is a wholly-owned subsidiary of State Street Corporation. ******

         The SAI is being amended and supplemented to reflect a change in the benchmark index used by the CIF International Equity Fund to measure Fund Performance. In the past, the Fund has used the MSCI EAFE (Europe, Australasia, Far East) Index as its benchmark. At the meeting of the Board of Directors held on June 9, 2003, and based on the recommendation of the Investment Manager, the Board determined that the MSCI World Ex-US Index would be a more appropriate index against which to measure Fund performance. Accordingly, the first paragraph on page 11 of the SAI is hereby deleted and replaced with the following:

         The CIF International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund generally invests in equity securities of non-U.S. issuers represented in the MSCI World Ex-US Index, which is the benchmark index for the Fund. The Fund also may invest up to 10 percent of its assets in equity securities of issuers located in emerging markets. The Fund may use derivative instruments for both hedging and non-hedging purposes.

                                     ******

         The SAI is being amended to notify shareholders of the termination and liquidation of the CIF Small Cap Growth Fund and CIF Small Cap Value Fund (each a "Fund" and together, the "Funds"). At the quarterly meeting of the Board of Directors held on June 9, 2003, the Board unanimously voted to close and liquidate the Funds no later than August 31, 2003.

         Until June 30, 2003, the Funds will continue to operate according to the investment goals and principal investment strategies as currently described in the prospectus and SAI. On June 30, 2003, the CIF Small Cap Growth Fund will terminate its investment sub-advisory agreements with Constitution Research & Management, Inc. and Veredus Asset Management, LLC, and the CIF Small Cap Value Fund will terminate its investment sub-advisory agreements with High Rock Capital LLC and Skyline Asset Management, L.P. SSgA Funds Management, Inc. ("SSgA") and Artisan Partners Limited Partnership will serve as investment sub-advisers to the CIF Small Cap Fund until its closing and liquidation. SSgA will serve as sole investment sub-adviser to the CIF Small Cap Value Fund until its closing and liquidation. Each Fund will be managed in an enhanced index investment style until the Funds cease operations and liquidate. Accordingly, effective July 1, 2003 the SAI is amended as follows:

         The first and second paragraphs under the section entitled "Investment Objectives and Policies" described on page 9 of the SAI are hereby deleted and replaced with the following:

         The CIF Small Cap Growth Fund invests primarily in growth oriented equity securities of small U.S. companies. Generally, these issuers will have market capitalizations in the range of the companies in the Russell 2000 Growth Index, which is the benchmark index for the Fund. The Fund may use derivative instruments for both hedging and non-hedging purposes.

         The first and second paragraphs under the section entitled "Investment Objectives and Policies" described on page 10 of the SAI are hereby deleted and replaced with the following:

         The CIF Small Cap Value Fund invests primarily in value oriented equity securities of small U.S. companies. Generally these issuers will have market capitalizations in the range of companies in the Russell 2000 Value Index, which is the benchmark index for the Fund. The Fund may use derivative instruments for both hedging and non-hedging purposes.

         The sixth and seventh paragraphs on page 32, and the second and fifth paragraphs on page 33 of the SAI are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE